CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical)		12 Months Ended
		Sep. 30, 2025 $ / shares shares	Sep. 30, 2025 $ / shares shares	Sep. 30, 2024 $ / shares shares	Sep. 30, 2023 $ / shares shares
Income Statement [Abstract]
Net income (loss) per share, Basic (in Dollars per share) | (per share)	[1]	$ (1.72)	$ (13.36)	$ 8.18	$ 8.08
Net income (loss) per share, Diluted (in Dollars per share) | (per share)	[1]	$ (1.72)	$ (13.36)	$ 8.18	$ 8.08
Weighted average number of shares, Basic (in Shares)	[1],[2]	1,383,984	1,383,984	1,302,775	1,200,000
Weighted average number of shares, Diluted (in Shares)	[1],[2]	1,383,984	1,383,984	1,302,775	1,200,000

[1]	The share amounts and per share data are presented on a retroactive basis, giving effect to the completion of the share consolidation and re-designation of share capital (see Note 15).
[2]	The share amounts are presented on a retroactive basis, giving effect to the completion of the share consolidation and re-designation of share capital (see Note 15).